TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows:

Gross tax liabilities at January 1, 2012	$755

Increases in tax positions for current year	177
Addition of tax position of prior years	167
Foreign currency adjustments	(15)

Gross tax liabilities at December 31, 2012	1,084

Increases in tax positions for current year	151
Addition of tax position of prior years	68
Foreign currency adjustments	92

Gross tax liabilities at December 31, 2013	1,395

Increases in tax positions for current year	-
Addition of tax position of prior years	146
Decrease in tax position resulting from settlement	(1,076)
Foreign currency adjustments	(48)

Gross tax liabilities at December 31, 2014	$417

Schedule of Deferred Income Taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2014	2013
Deferred tax assets:

Intangible assets	$110	$127
Other temporary differences (1)	5,636	5,404
Temporary differences related to inventory	637	1,535
Phantom award	53	-
Unrealized profit from sales to subsidiary	3,355	1,910
Less-valuation allowance	(331)	(397)
Total net deferred tax assets	9,460	8,579

Deferred tax liabilities
Property and equipment	(3,081)	(4,030)
Intangible assets	(2,910)	(3,657)
Other temporary differences	(20)	(23)

Total deferred tax liabilities	(6,011)	(7,710)

Deferred tax assets, net	$3,449	$869

Reconciliation of Effective Tax Rate to Statutory Tax Rate

	Year ended December 31,
	2014	2013	2012

Income before taxes on income	$93,997	$74,689	$47,188

Statutory tax rate in Israel	26.5%	25%	25%

Income taxes at statutory rate	$24,909	$18,672	$11,797

Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Approved Enterprise"	(12,482)	(11,267)	(7,192)
Non-deductible expenses, net	856	1,274	1,025
Adjustment for change in tax law	-	575	-
Decrease in taxes resulting from tax settlement with tax authorities	(286)	-	-
Tax adjustment in respect of foreign subsidiaries' different tax rates	634	741	558
Uncertain tax liability (ASC 740)	146	219	344
Changes in valuation allowance	(66)	97	211
Others	27	25	78

Income tax expense	$13,738	$10,336	$6,821

Effective tax rate	15%	14%	14%

Per share amounts (basic) of the tax benefit resulting from an "Approved Enterprise"	$(0.36)	$(0.32)	$(0.22)
Per share amounts (diluted) of the tax benefit resulting from an "Approved Enterprise"	$(0.35)	$(0.32)	$(0.22)

Schedule of Income before Taxes on Income
	Year ended December 31,
	2014	2013	2012

Domestic	$82,670	$65,657	$40,691
Foreign	11,327	9,032	6,497

	$93,997	$74,689	$47,188

Schedule of Tax Expenses on Income

	Year ended December 31,
	2014	2013	2012

Current taxes	$16,318	$10,119	$8,742
Deferred taxes	(2,580)	217	(1,921)

	$13,738	$10,336	$6,821

Domestic	$9,646	$6,395	$4,930
Foreign	4,092	3,941	1,891

	$13,738	$10,336	$6,821